FLEXIBLE PREMIUM VARIABLE ANNUITY - M

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement Dated December 12, 2011

to the

Prospectus dated May 1, 2009

Effective on or about December 9, 2011 the following subaccounts merged:

Existing Subaccount	Acquiring Subaccount
Transamerica Global Conservative VP	Transamerica AEGON Active Asset Allocation – Conservative VP
Transamerica Emerging Markets/Pacific Rim VP	Transamerica AEGON Active Asset Allocation – Moderate Growth VP
Transamerica Global Growth VP	Transamerica AEGON Active Asset Allocation – Moderate Growth VP

Effective on or about December 9, 2011 the following subaccount was restructured and renamed:

Old Subaccount Name	New Subaccount Name
Transamerica Global Commodities & Hard Assets VP	Transamerica Janus Balanced VP

Effective on or about December 12, 2011, the following subaccount name changes occurred:

Current Subaccount Name(1)	New Subaccount Name
Transamerica AEGON Active Asset Allocation – Conservative VP	TA AEGON Tactical Vanguard ETF – Conservative
Transamerica AEGON Active Asset Allocation – Moderate Growth VP	TA AEGON Tactical Vanguard ETF – Growth
Transamerica AEGON High Yield Bond VP	TA AEGON High Yield Bond
Transamerica AEGON Money Market VP	TA AEGON Money Market
Transamerica AEGON U.S. Government Securities	TA AEGON U.S. Government Securities
Transamerica Efficient Markets	TA Efficient Markets
Transamerica AllianceBernstein Dynamic Allocation VP	TA AllianceBernstein Dynamic Allocation
Transamerica BlackRock Large Cap Value VP	TA BlackRock Large Cap Value
Transamerica Hanlon Balanced VP	TA Hanlon Balanced
Transamerica Hanlon Growth VP	TA Hanlon Growth
Transamerica Hanlon Growth and Income VP	TA Hanlon Growth and Income
Transamerica Hanlon Income VP	TA Hanlon Income
Transamerica Clarion Global Real Estate Securities VP	TA Clarion Global Real Estate Securities
Transamerica JPMorgan Core Bond VP	TA JPMorgan Core Bond
Transamerica JPMorgan Enhanced Index VP	TA JPMorgan Enhanced Index
Transamerica JPMorgan Tactical Allocation VP	TA JPMorgan Tactical Allocation
Transamerica Multi-Managed Balanced VP	TA Multi-Managed Balanced
Transamerica Janus Balanced VP	TA Janus Balanced
Transamerica Jennison Growth VP	TA Jennison Growth
Transamerica MFS International Equity VP	TA MFS International Equity
Transamerica Morgan Stanley Capital Growth VP	TA Morgan Stanley Capital Growth
Transamerica Morgan Stanley Growth Opportunities VP	TA Morgan Stanley Growth Opportunities
Transamerica Morgan Stanley Mid Cap Growth VP	TA Morgan Stanley Mid Cap Growth
Transamerica PIMCO Total Return	TA PIMCO Total Return
Transamerica Systematic Small/Mid Cap Value	TA Systematic Small/Mid Cap Value
Transamerica T. Rowe Price Small Cap	TA T. Rowe Price Small Cap
Transamerica Third Avenue Value	TA Third Avenue Value
Transamerica WMC Diversified Growth	TA WMC Diversified Growth
Transamerica WMC Diversified Equity VP	TA WMC Diversified Equity
(1)	Also the name of the underlying fund portfolio the subaccount invests in. The underlying fund portfolio name is not changing.

Effective on or about December 30, 2011, the following subaccount merger will occur:

Existing Subaccount	Acquiring Subaccount
TA Morgan Stanley Growth Opportunities	TA Morgan Stanley Mid Cap Growth
TA WMC Diversified Equity	TA WMC Diversified Growth

Any references in the Prospectus to the subaccounts are hereby changed as noted above.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Flexible Premium Variable Annuity – M dated May 1, 2009